FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in fair value of warrants (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2024
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value at beginning of period	$ 7,570	$ 320,000	$ 4,285,000
Change in fair value	$ (6,410)	$ (318,840)	$ (9,430,000)
Change in fair value, Gain (loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Unrealized gain (loss) on change in fair value of warrants classified as a liability	Unrealized gain (loss) on change in fair value of warrants classified as a liability	Unrealized gain (loss) on change in fair value of warrants classified as a liability
Fair Value at ending of period	$ 1,160	$ 1,160	$ 320,000
Common Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value at beginning of period	1,000	27,000	1,468,000
Change in fair value	(900)	(26,900)	(1,671,000)
Fair Value at ending of period	100	100	27,000
Series A Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value at beginning of period	140	15,000	1,971,900
Change in fair value	(130)	(14,990)	(1,956,900)
Fair Value at ending of period	10	10	15,000
Series A Warrants - modified
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value at beginning of period	430	16,000	845,100
Change in fair value	(380)	(15,950)	(993,100)
Fair Value at ending of period	50	50	16,000
Private Common Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value at beginning of period	6,000	262,000
Change in fair value	(5,000)	(261,000)	(4,809,000)
Fair Value at ending of period	$ 1,000	$ 1,000	$ 262,000